1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

January 13, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 349 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 349 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 349 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: ClearBridge Global Health Care Innovations Fund (the “New Fund”). Under normal circumstances, the New Fund invests at least 80% of its assets, plus borrowings for investment purposes, if any, in the securities of companies engaged in the development, production or distribution of products or services related to health care. This includes pharmaceutical and biotechnology companies, health care supply and services firms, and businesses that operate hospitals and health care facilities. The New Fund may also invest in companies engaged in medical research, equipment, devices, technology, diagnostics and life sciences. ClearBridge Investments, LLC (the “subadviser”) seeks to identify investments that, in its opinion, offer high growth potential or focus on innovation. Innovation, according to the subadviser, includes, but is not limited to, the development of new drugs or new devices or engagement in businesses that may change the course of diseases, improve health care outcomes or reduce health care system costs. As a global fund, the New Fund can seek investment opportunities anywhere in the world, and under normal circumstances, the New Fund invests in at least three countries, which may include the United States. The New Fund may invest in issuers of any market capitalization. The New Fund is classified as “non-diversified.”

The New Fund’s prospectus includes information about the performance of other accounts managed by its subadviser that have an investment strategy and policies substantially similar to the investment strategy and policies of the New Fund. The related performance information has been presented in accordance with previous Staff guidance.

Since the New Fund will offer its Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares to retail and institutional shareholders in the same manner as the other series of the Trust, the disclosures in

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January 13, 2015

the sections of the New Fund’s Prospectus titled “Purchase and sale of fund shares,” “Tax information,” “Payments to broker/dealers and other financial intermediaries,” “Portfolio holdings,” “More on fund management,” “Choosing a class of shares to buy,” “Comparing the fund’s classes,” “Sales charges,” “More about contingent deferred sales charges,” “Retirement and Institutional Investors—eligible investors,” “Buying shares,” “Exchanging shares,” “Redeeming shares,” “Other things to know about transactions,” “Dividends, distributions and taxes,” and “Share price” and the sections of the New Fund’s Statement of Additional Information (“SAI”) entitled “Investment Policies,” “Management,” “Investment Management and Other Services,” “Purchase of Shares,” “Redemption of Shares,” “Exchange Privilege,” “Valuation of Shares,” “The Trust,” and “Taxes” are substantially identical to those sections in the Prospectuses and SAIs of other series of the Trust that have been reviewed by the Staff. In addition, much of the risk disclosure in the New Fund’s Prospectus in the sections “Certain risks” and “More on the fund’s investment strategies, investments and risks—More on risks of investing in the fund” and in the New Fund’s SAI in the “Investment Practices and Risk Factors” section is similar to the risk disclosure provided for other series of the Trust and has been reviewed by the Staff. Consequently, on behalf of the Trust, I request selective review of the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood

Neesa P. Sood

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Dianne E. O’Donnell, Willkie Farr & Gallagher LLP